UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, Texas  75225

13F File Number:  028-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

 /s/ J. Brett Robertson     Dallas, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $101,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1032   430000 SH       SOLE                   430000
AMERICAN EXPRESS CO            COM              025816109      885    15400 SH       SOLE                    15400
ARCH CAP GROUP LTD             ORD              G0450A105     8108   184200 SH       SOLE                   184200
BLOUNT INTL INC NEW            COM              095180105      886    56024 SH       SOLE                    56024
CAPELLA EDUCATION COMPANY      COM              139594105     2964   105000 SH       SOLE                   105000
CEVA INC                       COM              157210105     2363   150000 SH       SOLE                   150000
CHESAPEAKE ENERGY CORP         COM              165167107     2869   172600 SH       SOLE                   172600
CITRIX SYS INC                 COM              177376100     2198    33500 SH       SOLE                    33500
CORELOGIC INC                  COM              21871D103     1176    43675 SH       SOLE                    43675
DELTIC TIMBER CORP             COM              247850100     1406    19913 SH       SOLE                    19913
EXELIS INC                     COM              30162A108      451    40000 SH       SOLE                    40000
EXTERRAN HLDGS INC             COM              30225X103     1929    88000 SH       SOLE                    88000
GENWORTH FINL INC              COM CL A         37247D106     5482   730000 SH       SOLE                   730000
GREIF INC                      CL B             397624206     1867    38500 SH       SOLE                    38500
HOLLYFRONTIER CORP             COM              436106108     2760    59300 SH       SOLE                    59300
INTUIT                         COM              461202103     3283    55200 SH       SOLE                    55200
ISHARES TR                     RUSSELL 2000     464287655      100    60000 SH  PUT  SOLE                    60000
ITT CORP NEW                   COM NEW          450911201      469    20000 SH       SOLE                    20000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     3344    38600 SH       SOLE                    38600
LENDER PROCESSING SVCS INC     COM              52602E102     4496   182600 SH       SOLE                   182600
LINCOLN ELEC HLDGS INC         COM              533900106     2362    48514 SH       SOLE                    48514
MGIC INVT CORP WIS             COM              552848103     1011   380000 SH       SOLE                   380000
MOODYS CORP                    COM              615369105     2798    55600 SH       SOLE                    55600
NASDAQ OMX GROUP INC           COM              631103108     5758   230400 SH       SOLE                   230400
PACCAR INC                     COM              693718108     2261    50000 SH       SOLE                    50000
PLUM CREEK TIMBER CO INC       COM              729251108     1788    40300 SH       SOLE                    40300
PRIMO WTR CORP                 COM              74165N105       27    22986 SH       SOLE                    22986
RAYTHEON CO                    COM NEW          755111507     5284    91800 SH       SOLE                    91800
RENT A CTR INC NEW             COM              76009N100      790    23000 SH       SOLE                    23000
RF MICRODEVICES INC            COM              749941100     4977  1110900 SH       SOLE                  1110900
SONUS NETWORKS INC             COM              835916107      920   541200 SH       SOLE                   541200
SYNOPSYS INC                   COM              871607107     8111   254744 SH       SOLE                   254744
TEMPUR PEDIC INTL INC          COM              88023U101     2866    91000 SH       SOLE                    91000
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     3342   298667 SH       SOLE                   298667
WELLPOINT INC                  COM              94973V107     7164   117599 SH       SOLE                   117599
XILINX INC                     COM              983919101     3682   102680 SH       SOLE                   102680
XYLEM INC                      COM              98419M100      705    26000 SH       SOLE                    26000